Expense Example (Core Disciplined Diversification Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Core Disciplined Diversification Trust
Expense Example:
Year 1	$ 88
Year 3	275
Year 5	480
Year 10	1,071
Series II, Core Disciplined Diversification Trust
Expense Example:
Year 1	108
Year 3	338
Year 5	588
Year 10	1,304
Series NAV, Core Disciplined Diversification Trust
Expense Example:
Year 1	83
Year 3	260
Year 5	453
Year 10	$ 1,012